Long-Term Debt, net - Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 21, 2011	Jan. 24, 2011
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date	$ 25,000
Weighted average interest rate on long-term borrowings (as a percent)	2.60%	2.40%	2.50%
Interest paid	$ 69,200	$ 71,800	$ 83,000
Interest cost incurred	70,300	$ 70,400	$ 80,000
Credit Facilities
Credit Facilities Summary Table
Remaining borrowing availability	0
RBS | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	42,400
Maximum borrowing capacity under credit facility					$ 100,000
RBS | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	648,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	34,600				23,750
Maximum borrowing capacity under credit facility					123,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	624,600
Citibank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	127,300
Deutsche Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	164,600
Credit Suisse | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	189,100
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility					37,100
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	217,600
Entrustpermal-Credit Suisse-Golden Tree | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	242,200
HSH Nordbank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	12,200
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	34,400
Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	11,600
Maximum borrowing capacity under credit facility					83,900
Citibank and Eurobank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	47,900
Maximum borrowing capacity under credit facility					$ 80,000
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility				$ 203,400
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	101,700
ABN Amro Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	$ 9,600